Schedule of investments
Nomura Healthcare Fund	December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.67%♣
Biotechnology — 44.43%
AbbVie	125,000	$ 28,561,250
Abivax ADR †	45,000	6,068,475
ACADIA Pharmaceuticals †	92,648	2,474,628
Akero Therapeutics =, †	25,000	16,250
Alkermes †	290,000	8,114,200
Allogene Therapeutics †	146,779	201,087
Alnylam Pharmaceuticals †	30,000	11,929,500
Altimmune †	100,000	361,000
Amarin ADR †	9,500	132,573
Amgen	58,000	18,983,980
AnaptysBio †	93,732	4,544,127
Arcus Biosciences †	379,100	9,033,953
Biogen †	28,000	4,927,720
BioMarin Pharmaceutical †	100,000	5,943,000
BioNTech ADR †	18,000	1,713,600
Cellectis ADR †	226,875	1,098,075
Cogent Biosciences †	230,000	8,169,600
Coherus Oncology †	900,000	1,278,000
Compugen †	1,020,000	1,560,600
Cytokinetics †	15,000	953,100
Day One Biopharmaceuticals †	110,000	1,025,200
Dynavax Technologies †	570,000	8,766,600
Exact Sciences †	33,000	3,351,480
Fortress Biotech †	6,666	24,398
Galmed Pharmaceuticals †	1,701	1,277
Gilead Sciences	210,000	25,775,400
GRAIL †	80,000	6,847,200
Halozyme Therapeutics †	220,000	14,806,000
Immunovant †	122,100	3,103,782
Incyte †	80,000	7,901,600
InnoCare Pharma Class H 144A #, †	17,000	26,887
Instil Bio †	50,000	550,000
Intellia Therapeutics †	20,000	179,800
Janux Therapeutics †	76,601	1,057,094
Karyopharm Therapeutics †	33,333	245,331
Life Strategy †	30,000	39,600
MacroGenics †	420,000	676,200
Madrigal Pharmaceuticals †	7,000	4,076,380
Moderna †	20,000	589,800
Monte Rosa Therapeutics †	200,000	3,136,000
MoonLake Immunotherapeutics †	80,000	1,054,400
NQ- 573 [1225] 0226 (5191634)    1

Schedule of investments
Nomura Healthcare Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Biotechnology (continued)
Mustang Bio †	160	$ 157
Myriad Genetics †	50,000	307,500
Neurocrine Biosciences †	70,000	9,928,100
NextCure †	12,500	177,375
Olema Pharmaceuticals †	50,000	1,250,000
Phio Pharmaceuticals †	50,000	52,500
ProQR Therapeutics †	620,000	1,252,400
Puma Biotechnology †	61,255	364,467
Regeneron Pharmaceuticals	47,000	36,277,890
REGENXBIO †	149,000	2,145,600
Rigel Pharmaceuticals †	160,000	6,852,800
Rocket Pharmaceuticals †	58,000	203,580
Roivant Sciences †	338,181	7,338,528
Sangamo Therapeutics †	400,000	168,000
Sarepta Therapeutics †	11,000	236,720
Sio Gene Therapies †	64,171	0
Syndax Pharmaceuticals †	180,000	3,781,800
Ultragenyx Pharmaceutical †	70,000	1,610,000
uniQure †	258,211	6,178,989
United Therapeutics †	3,000	1,461,750
Vaxcyte †	20,000	922,800
Vertex Pharmaceuticals †	25,000	11,334,000
Viking Therapeutics †	330,100	11,612,918
Vir Biotechnology †	220,000	1,326,600
Viridian Therapeutics †	29,370	913,994
Voyager Therapeutics †	5,700	22,401
Xencor †	200,000	3,062,000
XOMA Royalty †	3,466	92,161
		308,174,177
Commercial & Residential Mortgage — 3.55%
Fannie Mae †	1,300,000	13,949,000
Federal Home Loan Mortgage †	1,050,000	10,647,000
		24,596,000
Healthcare Equipment — 5.23%
Boston Scientific †	250,000	23,837,500
Stryker	15,000	5,272,050
Zimmer Biomet Holdings	80,000	7,193,600
		36,303,150
2    NQ- 573 [1225] 0226 (5191634)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare Services — 1.61%
CVS Health	75,000	$ 5,952,000
Quest Diagnostics	30,000	5,205,900
		11,157,900
Life Sciences Tools & Services — 1.70%
Illumina †	90,000	11,804,400
		11,804,400
Managed Healthcare — 6.52%
Elevance Health	63,000	22,084,650
UnitedHealth Group	70,000	23,107,700
		45,192,350
Pharmaceuticals — 36.63%
Arvinas †	180,000	2,134,800
AstraZeneca	131,243	24,287,744
Atea Pharmaceuticals †	70,000	249,900
Chugai Pharmaceutical	450,000	23,607,706
COSMO Pharmaceuticals	14,000	1,843,942
Eli Lilly & Co.	28,000	30,091,040
Euroapi †	8,695	23,139
Johnson & Johnson	20,000	4,139,000
Landos Biopharma †	14,718	36,942
Merck & Co.	270,000	28,420,200
Nektar Therapeutics †	17,092	722,650
Organon & Co.	29,500	211,515
Perrigo	230,000	3,201,600
Pfizer	1,145,000	28,510,500
Roche Holding	55,000	22,713,365
Sanofi	120,000	11,610,627
Structure Therapeutics ADR †	58,000	4,033,900
Tarsus Pharmaceuticals †	100,000	8,188,000
Theravance Biopharma †	208,783	3,906,330
UCB	130,137	36,259,629
Ventyx Biosciences †	430,000	3,882,900
Viatris	1,170,018	14,566,724
WaVe Life Sciences †	81,955	1,393,235
		254,035,388
Total Common Stocks (cost $466,540,331)		691,263,365

NQ- 573 [1225] 0226 (5191634)    3

Schedule of investments
Nomura Healthcare Fund
	Number of shares	Value (US $)

Rights — 0.01%♣
Biotechnology — 0.01%
Ambit Bioscience =, †, π	76,500	$ 0
Contra Surface Oncolog †	350,000	26,950
Mirati Therapeutics †	60,000	42,000
Total Rights (cost $0)		68,950

Short-Term Investments — 0.10%
Money Market Mutual Funds — 0.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	166,517	166,517
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	166,516	166,516
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	166,516	166,516
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	166,516	166,516
Total Short-Term Investments (cost $666,065)		666,065
Total Value of Securities—99.78% (cost $467,206,396)		691,998,380

Receivables and Other Assets Net of Liabilities—0.22%		1,535,988
Net Assets Applicable to 26,547,116 Shares Outstanding—100.00%		$693,534,368
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $26,887, which represented less than 0.01% of the Fund’s net assets.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. See table below for additional details on restricted securities.
4    NQ- 573 [1225] 0226 (5191634)

Restricted Securities
Investments	Date of Acquisition	Cost	Value
Ambit Bioscience	11/12/14	$0	$0
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- 573 [1225] 0226 (5191634)    5